GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 23, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the changes in the Company’s goodwill balances (in millions):

	February 23, 2019	February 24, 2018
Balance at beginning of year	$1,183.3	$1,167.8
Acquisitions and related adjustments	—	157.8
Impairment	—	(142.3)

Balance at end of year	$1,183.3	$1,183.3

Schedule of Finite-Lived Intangible Assets
The Company’s Intangible assets, net consisted of the following (in millions):

		February 23, 2019			February 24, 2018
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,959.1	$(231.7)	$1,727.4	$1,960.4	$(174.1)	$1,786.3
Beneficial lease rights	12	892.0	(410.6)	481.4	918.3	(355.7)	562.6
Customer prescription files	5	1,483.4	(1,276.1)	207.3	1,486.4	(1,078.1)	408.3
Internally developed software	5	672.4	(348.1)	324.3	537.1	(246.3)	290.8
Other intangible assets(1)	6	22.4	(14.4)	8.0	27.1	(7.9)	19.2

Total finite-lived intangible assets		5,029.3	(2,280.9)	2,748.4	4,929.3	(1,862.1)	3,067.2
Liquor licenses and restricted covenants	Indefinite	86.1	—	86.1	75.3	—	75.3

Total intangible assets, net		$5,115.4	$(2,280.9)	$2,834.5	$5,004.6	$(1,862.1)	$3,142.5

(1)	Other intangible assets consists of covenants not to compete, specialty accreditation and licenses and patents.

Schedule of Future Amortization Expense of Finite-Lived Intangible Assets	Estimated future amortization expense associated with the net carrying amount of intangibles with finite lives is as follows (in millions):

Fiscal Year	Amortization Expected
2019	$457.9
2020	217.8
2021	191.8
2022	163.8
2023	119.0
Thereafter	1,598.1

Total	$2,748.4